Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Cash	$ 3,784,776	$ 320,161
Expenses for the plan	64,103	64,147	$ 60,871
Employee’s final salary	50,000			$ 390,000
Deposited	102,828	64,350		800,000	$ 500,000
Insurance not covered amount	3,305,108	148,632
HONG KONG
Summary of Significant Accounting Policies [Line Items]
Cash	102,828	64,350		$ 800,000	$ 500,000
Deposited	$ 3,510,711	$ 320,161